------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07471


          -----------------------------------------------------------




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


ANNUAL REPORT

December 31, 2005









Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.



Dear Matthew 25 Fund Shareholders,

Our Fund was up 5.07% for the year of 2005. From its inception on 10/16/95 through 12/31/05 our Fund has gained 309.2%. In other words, a $10,000 investment at the inception of our Matthew 25 Fund would have grown to $40,920. This is a compounded annual growth rate of 14.78% for a little over 10 years.

In this letter I would like to briefly explain four identifying characteristics of our Fund that is usually not covered in the typical mutual fund research.
We think that we have a great core group of shareholders and advisors who think and invest the way we try to run our Fund. Fortunately, we have picked up new shareholders and advisors, who may not know us as well except for our rate of return over the past years. While the SEC requires us to say that our future rates of return may not be the same as in the past, we can confidently say that our investment actions will be the same going forward as they were in the past. This is because our Fund's characteristics will remain in place unless our Board of Directors votes me out as advisor. We hope that all of our new shareholders and advisors will become core long-term owners, but as in the dating process some may choose not to stay with us. Either way we want you to make an informed choice. The following are our Fund's four pertinent traits, which I will explain in the subsequent paragraphs:

      *       Advisor as an Owner/Operator
      *       Fundamental  Research
      *       Long-term Investing
      *       Focus Investing

First, I am thankful and respectful of the responsibility you give me in investing your money. One way that I try to show my faith in this duty is by placing nearly all of my family's assets along with yours. The only money that I don't have invested in our Matthew 25 Fund is my checking account. My wife, my children and I own 186,902.566 shares of our Matthew 25 Fund and any money left after bills each month is invested in our Fund. As an Owner/Operator every investment decision that I make for our Fund will balance two questions; "How much can we make?" versus "How much can we lose?" In other words, my research and investment process tries to balance the rewards against the risks. This balancing act may keep us from some more aggressive stocks, however, when I find an investment that I confidently feel offers high upside potential with low downside risk then we will own a high percentage of that security in our Fund. In other words, our selection may be conservative but our ownership will be aggressive.

This leads into the second trait of our Fund. Its investment process is based fully on Fundamental Research. Ben Graham, a great investor who is probably more famous for having taught and employed Warren Buffett, once said "Investing is most intelligent when it is most business like." As our Fund's Advisor, I spend my time reading and evaluating the financial statements of the companies that we own, and of other companies, for both comparisons and potential new investments. This is what I call Quantitative Research and this work includes calculating a fair value range for a company's stock and on occasion, its bonds. This valuation process needs to be done not only when buying or selling a stock, but it needs to be done a few times a year while owning a stock.

I will make an initial investment based on my Quantitative Research, but I will only buildup and then stay with a position if the company and management pass my Qualitative Research. An anonymous businessman said "Business is about people and money." You can only really get to know the people behind a business by meeting them often and in different situations, reading what management writes, and listening to associates and competitors. When visiting a business it is valuable to see its plants and facilities, but meeting the people behind the doors and the financial statements is what matters most.

Our Fund's third characteristic is our Long-term investment pattern. Over the past 10 years our portfolio turnover has averaged 21%. This means on average we hold investments around 5 years in our Fund. If you dissect that number further it will show that we often hold our best rated stocks for 7 years or longer and sell our disappointments in 1 to 3 years. Our Fund has owned Berkshire Hathaway since 1996 and Advanta, MBIA, Polaris and Willow Grove Bancorp since 1998. I believe this longevity offers many advantages. First it allows me to know the businesses that we invest in better than more actively trading analysts and advisors. Second it offers significant tax benefits. And last but not least I believe long-term investing offers total-return advantages. This is because in the long-term the market is fairly efficient while in the short-term it is inefficient. Thus I try to allow our Fund to benefit from the long-term growth or improvement of the underlying business, while using the shorter-term vacillations as an opportunity to buy more shares, just sit tight or even sell depending on how great the market price diverges from the stock's fair value. This is why it is so important that we only have long-term investors in our Fund, so that we can take advantage of the inevitable swings in the market by being able to buy while most others are selling.

Now for our fourth, but possibly the most important characteristic of our Matthew 25 Fund and that is Focus Investing. You and I invest in the Matthew 25 Fund because we hope that it will provide above average returns based on average or below average risks. Well if I have looked at a large universe of stock investments, have done solid fundamental research, have carefully estimated the risks and rewards of an investment, then I should make a meaningful ownership commitment in that company's stock and follow the investment closely. Our portfolio should not include every stock or even every stock that I like a little, but it should be an All-Star Team of the best investment ideas that I can find. Remember that the greatest wealth is created by Focus Investing.
Also remember that diversification does not increase return, it just reduces risk. The only question is what is the right amount of diversification?
Whitney Tilson wrote an interesting article called Focus Investing (Motley Fools, 2004) where he references great research on this diversification issue that may be found in Joel Greenblatt's book, You Can Be a Stock Market Genius (Fireside, 1999), pgs. 20 - 21. Greenblatt calculates a portfolio's correlation to the market based on the number of different holdings as you can see in the following statistics:

    *       Owning 2 stocks eliminates 46% of nonmarket risk of owning 1 stock
    *       4 stocks eliminates 72% of the risk
    *       8 stocks eliminates 81% of the risk
    *       16 stocks eliminates 93% of the risk
    *       32 stocks eliminates 96% of the risk
    *       500 stocks eliminates 99% of the risk

I try to keep our Fund between 15 and 22 holdings so that we receive 93% of the risk reduction from diversifying, but can still receive the benefit of a meaningful gain from any one or more of our holdings.

This is a good segue to grading our holdings as I try to do at least annually for you. The Schedule of Investments in Securities, within the financial statements, will show you the stocks that we own within our Fund. It also shows the value of each stock and the profit or loss of this ownership from purchase date until year-end 2005. In the table below I have listed our stocks and follow it with a grade for the four categories I evaluate in my research. The grades are the same as in academia, with an "A" for outstanding, a "B" for very good, a "C" for average, a "D" for poor, and an "F" for failure.


Security		Business	Management	Financial	Price

Abington Bancorp	C		A		A		A

AC Moore Arts & Crafts 	B		A		A		A

Advanta Inc		C		A		C		B

Farmer Mac		A		B+		A		A

Alexander & Baldwin	B		C		B		C

Ameritrade		B		A		A		D

Black & Decker		A		A		A		A

Boykin Lodging Co.	B		B+		B		C

Security		Business	Management	Financial	Price

Berkshire  Hathaway	A		A+		A		B

Career Education	B		C		A		A

El Paso Corp.		B		B		C		C

First Data		B		A		A		C

MBIA Inc.		A		A		A		A

Ocean Shore Holding 	C		C		A		A

Pacific Gas &Elec Pref.	C		B		B		C

Polaris Ind.		A		A		A		A

Molson Coors Brewing 	A		B		A		B

Willow Grove Bancorp 	B		A		B		B


Hopefully, this letter gives you more insight into our Fund, its characteristics and our portfolio. Please take time to read our financial statements and call or write me if you have any questions. As always, thank you for allowing us to work for you.

                                                          Good fortune to you,


                                                          Mark Mulholland
                                                          President


Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.



MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 1995 to 2005. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, for the same period. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:                Value Line Index          Matthew 25 Fund

Inception
12/31/95             $10,000                   $10,000

Year ended
12/31/96              11,978                    11,868

Year ended
12/31/97              15,386                    16,658

Year ended
12/31/98              16,281                    20,871

Year ended
12/31/99              18,000                    21,097

Year ended
12/31/00              19,738                    21,860

Year ended
12/31/01              21,885                    24,197

Year ended
12/31/02              18,140                    23,793

Year ended
12/31/03              26,859                    31,435

Year ended
12/31/04              31,487                    37,738

Year ended
12/31/05              33,606                    39,652



Return:                Value Line Index          Matthew 25 Fund

Annual
Return
12/31/1996             19.78%                    18.68%

Annual
Return
12/31/1997             28.45%                    39.65%

Annual
Return
12/31/1998              5.82%                    25.93%

Annual
Return
12/31/1999             10.56%                     1.08%

Annual
Return
12/31/2000              9.65%                     3.62%

Annual
Return
12/31/2001             10.88%                    10.69%

Annual
Return
12/31/2002            (17.11)%                   (1.67)%

Annual
Return
12/31/2003             48.06%                     32.12%


Annual
Return
12/31/2004             17.23%                     20.05%


Annual
Return
12/31/2005		6.73%			   5.07%


One Year
12/31/04-12/31/05       6.73%                      5.07%

Three Year
12/31/02-12/31/05      22.82%                     18.56%

Five Year
12/31/00-12/31/05      11.23%                     12.65%

Ten Year
12/31/95-12/31/05      12.89%                     14.77%


MATTHEW 25 FUND, INC.
TOP TEN HOLDINGS & ASSET ALLOCATION
DECEMBER 31, 2005



Top Ten Holdings
(% of Net Assets)


Federal Agricultural Mortgage Corp.Class A & Class C	18.74%
Polaris Industries, Inc.				14.56%
MBIA, Inc.                              		 9.56%
Black & Decker, Inc.                     		 7.70%
Ameritrade Clearing, Inc.				 7.31%
Advanta Corporation, Class A             		 6.04%
Boykin Lodging                           		 5.70%
El Paso Corporation                      		 4.83%
First Data Corp.                         		 4.65%
AC Moore, Inc.                           		 4.11%
                                        		------
                                        		83.20%


Asset Allocation
(% of Net Assets)



Federal & Federally Sponsored Credit Agencies	18.74%
Miscellaneous Transportation Equipment          14.56%
Surety Insurance                                 9.56%
Metalworking Machinery & Equipment               7.70%
Security Brokers, Dealers, Flotation             7.31%
Personal Credit Institution                      6.04%
Real Estate Investment Trust                     5.70%
Savings Institution                              5.16%
Gas Production & Distribution                    4.83%
Finance Services                                 4.65%
Miscellaneous Shopping Goods Stores              4.11%
Malt Beverages                                   3.12%
Fire, Marine & Casualty Insurance                2.93%
Electric Utility                                 2.42%
Water Transportation                             1.84%
Educational Services                             0.93%
Other Assets less Liabilities                    0.40%
                                               --------
                                               100.00%


MATTHEW 25 FUND, INC.
EXPENSE EXAMPLE
DECEMBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005 to December 31, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. IRAs with less than $5,000 may be charged $14 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors. This $14 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if IRA fees were included your costs would be higher.
                                                         Expenses Paid
                 Beginning       Ending                  During Period*
                 Account Value   Account Value           July 1, 2005 to
                 July 1, 2005    December 31, 2005       December 31, 2005
                 -------------   ------------------      ------------------
Actual           $1,000.00       $1,044.10               $6.03
Hypothetical
  (5% return before expenses)
                 $1,000.00       $1,019.31               $5.95

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2005


                              Number of Shares  Historical Cost     Value
COMMON STOCKS  --  97.18%

EDUCATIONAL SERVICES  --  0.93%
  Career Education Corp.*      30,000            $  1,064,019       $  1,011,600

FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  18.74%
  Federal Agricultural
  Mortgage Corp.              662,900             15,298,194          19,840,597
  Federal Agricultural
  Mortgage Corp. Cl. A         26,000                427,637             570,700
                                                  ----------          ----------
                                                  15,725,972          20,411,297

FINANCE SERVICES  --  4.65%
  First Data Corp.            117,700              4,293,362           5,062,277

FIRE, MARINE & CASUALTY INSURANCE  --  2.93%
  Berkshire Hathaway,
  Class A *                        36              2,045,480           3,190,320

GAS PRODUCTION & DISTRIBUTION  --  4.83%
  El Paso Corporation         432,500              3,134,470           5,259,200

MALT BEVERAGES -- 3.12%
  Molson Coors Brewing Co.     20,500              1,312,092           1,373,295
  Molson Coors Brewing Co.Cl A 30,400              2,004,886           2,025,248
                                                   ---------           ---------
                                                   3,316,978           3,398,543

METALWORKING MACHINERY & EQUIPMENT  --  7.70%
  Black & Decker, Inc.         96,500              5,367,115           8,391,640

MISC. SHOPPING GOODS STORE  --  4.11%
  AC Moore, Inc.*             308,140              5,716,582           4,483,437

MISC. TRANSPORTATION EQUIPMENT  --  14.56%
  Polaris Industries, Inc.    316,000              8,253,618          15,863,200

PERSONAL CREDIT INSTITUTION  --  6.04%
  Advanta Corporation,
  Class A                     218,300              2,089,929           6,577,379

REAL ESTATE INVESTMENT TRUST  --  5.70%
  Boykin Lodging *            508,300              4,352,294           6,211,426




The accompanying notes are an integral part of these financial statements.






MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
DECEMBER 31, 2005


                                Number of Shares   Historical Cost       Value

SAVINGS INSTITUTION  --  5.16%
  Abington Community Bancorp  137,500             $ 1,615,157       $  1,783,375
  Ocean Shore Holding Co.*    133,500		    1,431,033          1,537,920
  Willow Grove Bancorp, Inc.  152,500                 689,243          2,302,750
                                                    ----------        ----------
                                                    3,735,433          5,624,045

SECURITY BROKERS, DEALERS & FLOTATION  --  7.31%
  Ameritrade Clearing, Inc.*  332,000               3,779,762          7,968,000

SURETY INSURANCE  --  9.56%
  MBIA, Inc.                  173,100               7,696,434         10,413,696

WATER TRANSPORTATION  --  1.84%
  Alexander & Baldwin          37,000                 813,331          2,006,880
                                                   ----------         ----------

TOTAL COMMON STOCKS                                71,384,779        105,872,940

PREFERRED STOCKS  --  2.42%
ELECTRIC UTILITIES  --  2.42%
  Pacific G&E Corp.
  6% Preferred                101,500               1,745,258          2,633,925


SHORT-TERM INVESTMENTS  --  0.27%
  Dreyfus Treasury Prime
  Fund Class B              292,993                   292,993            292,993
                                                    ---------          ---------


TOTAL INVESTMENTS  --   99.87%                  $  73,423,030        108,799,858
 Other Assets Less Liabilities  -- 0.13%           ==========            143,419
NET ASSETS  100.00%                                                 ------------
                                                                    $108,943,277
                                                                    ============


*Non-income producing security during the year.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005



ASSETS
 Investments in securities at value (cost $73,423,030)	$	108,799,858
 Cash                                                                27,501
 Receivables:
   Fund shares sold                                                  78,015
   Dividends                                                         72,830
   Interest                                                           1,121
                                                                -----------
       TOTAL ASSETS                                             108,979,325
                                                                -----------

LIABILITIES
Payable for fund shares redeemed                                    27,055
Accrued expenses                                                     8,993
                                                                ----------
       TOTAL LIABILITIES                                            36,048
                                                                ----------

NET ASSETS: (Equivalent to $17.88 per share based on          $108,943,277
6,094,430 shares of capital stock outstanding 100,000,000     ============
shares authorized, $0.01 par value)


COMPOSITION OF NET ASSETS

 Shares of common stock                                      $     60,944
 Additional paid-in capital                                    73,505,505
 Net unrealized appreciation of investments                    35,376,828
                                                               ----------
NET ASSETS                                                   $108,943,277




The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005


INVESTMENT INCOME:
 Dividends                                        $        1,445,907
 Interest                                                     12,353
                                                           ---------
         TOTAL INVESTMENT INCOME                           1,458,260



EXPENSES:
 Investment advisory fee (Note 2)                            969,455
 Registration and compliance                                  23,491
 Shareholder reporting                                        20,781
 Office expense                                               18,765
 Custodian fees                                               17,156
 Directors' fees and expenses                                 15,669
 Insurance                                                    14,653
 Audit                                                        13,509
 Postage and printing                                         12,859
 Software                                                      7,703
 State and local taxes                                         6,930
 Bank fees                                                     6,440
 IRA expense                                                   4,579
 Telephone                                                     3,573
 Legal fees                                                    1,035
                                                           ---------
          TOTAL EXPENSES                                   1,136,598
                                                            --------
          NET INVESTMENT INCOME                              321,662

                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 6)
  Net realized gain from investments                         971,100
  Net increase in unrealized appreciation of investments   3,856,392
  Net realized and unrealized gain on investments          4,827,492
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  5,149,154
                                                        ============



The accompanying notes are an integral part of these financial statements.


MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS


                                         	Year Ended	    Year Ended
                                               Dec. 31 2005        Dec. 31 2004
                                              ------------        -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net Investment income                       $     321,662        $    695,594
 Net realized gain from investments                971,100           1,635,057
 Unrealized appreciation on investments          3,856,392          11,705,936


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                       5,149,154          14,036,587


DISTRIBUTIONS TO SHAREHOLDERS                   (1,292,763)         (2,330,651)


CAPITAL SHARE TRANSACTIONS (Note 4)             13,075,707           20,303,769
                                               -----------           ----------

TOTAL INCREASE                                  16,932,098           32,009,705

NET ASSETS, BEGINNING OF YEAR                   92,011,179           60,001,474
                                               -----------           ----------

NET ASSETS, END OF YEAR                     $  108,943,277        $  92,011,179
                                            ==============        =============





The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Period Ending:




                              12/31/05  12/31/04  12/31/03  12/31/02  12/31/01

Net asset value,
  Beginning of year.......... $17.22      $14.72    $11.68    $11.97    $10.90

Income from investment
  operations
  Net investment income
  (1)........................   0.05        0.13      0.00      0.09      0.00

Net gains (loss) on
  investments both
  realized and unrealized.....  0.82        2.82      3.74     (0.29)      1.17

Total from investment
  operations..................  0.87        2.95      3.74     (0.20)      1.17
                               ------------------------------------------------
Less distributions............ (0.21)      (0.45)    (0.69)    (0.09)    (0.10)

Return of capital
  distribution................  0.00        0.00     (0.01)     0.00      0.00
  Total distributions......... (0.21)      (0.45)    (0.70)    (0.09)    (0.10)
                               ------------------------------------------------
Net asset value,
  End of year............... $17.88       $17.22     $14.72    $11.68    $11.97
                               ------------------------------------------------
Total return (2).............  5.07%       20.05%    32.12%     (1.67)%   10.69%

Net assets, end of year
  (000's omitted)........... $108,943    $92,011    $60,001   $41,899    $35,621

Ratio of expenses, to average
  net assets................   1.17%        1.19%     1.23%      1.24%     1.23%

Ratio of net investment income, to
  average assets.............  0.33%        1.00%    (0.01)%     0.85%     0.04%

Portfolio turnover rate...... 19.48%       12.46%    23.52%     38.68%    26.42%


(1) Per share net investment income has been determined on the average number of shares outstanding during the period.
(2) Total return assumes reinvestment of dividends.


The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005


NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for 2005, as computed pursuant to the investment advisory agreement, totaled $969,455.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the year ended December 31, 2005, the Fund paid brokerage commissions of $150 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $0. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the year ended December 31, 2005, purchases and sales of investment securities other than short-term investments aggregated $32,089,150 and $18,836,046 respectively. At December 31, 2005, the gross unrealized appreciation for all securities totaled $36,662,392 and the gross unrealized depreciation for all securities totaled $1,285,564 or a net unrealized appreciation of $35,376,828. The aggregate cost of securities for federal income tax purposes at December 31, 2005 was $73,423,030, including short-term investments.

NOTE 4 - Capital Share Transactions
As of December 31, 2005 there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $73,566,449. Transactions in capital stock were as follows:

                        Year Ended                              Year Ended
                     December 31, 2005                       December 31, 2004

                   Shares               Amount          Shares          Amount
Shares sold      1,630,710       $  27,720,711       1,489,112     $ 23,399,607
Shares issued in
  reinvestment of
  dividends         69,676           1,256,260         131,915        2,276,856
Shares redeemed   (948,747)        (15,901,264)       (353,285)      (5,372,694)
                ----------------------------------------------------------------
Net Increase       751,639       $  13,075,707       1,267,742     $ 20,303,769


NOTE 5 - Distributions to Shareholders
On December 28, 2005, a distribution of $0.05 per share aggregating $321,662 was paid to shareholders of record on this same date from net investment income.
On December 28, 2005, a distribution of $0.16 per share aggregating $971,100 was paid to shareholders of record on this same date from net long-term capital gains.


MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005

NOTE 6 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income          $          0
      Undistributed long-term capital gain   $          0
      Unrealized appreciation                $ 35,376,828

The tax character of distributions paid during the years ended December 31, 2005 and 2004 are as follows:

                                          2005                  2004
      Ordinary income                 $    321,662       $    695,594
      Long-term capital gain          $    971,100       $  1,635,057
      Return of capital distribution  $          0       $          0


NOTE 7 - Lease Commitments
The Fund leases office space under a lease that expires February of 2007. Rent expense was $12,113 for the year ended December 31, 2005. Minimum lease payments over the course of the term of the lease are as follows:

        2006    $  11,965
        2007    $   1,994



ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES
Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ADDITIONAL INFORMATION (Continued)

INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on October 20, 2005, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund. The Directors noted that as the Fund has grown, the expense ratio has been decreasing.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.


B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
December 31, 2005

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
--------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 45                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 1996                                    companies




Samuel B. Clement
Age 47
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 1996                                    public
                                                                    companies


Linda Guendelsberger
Age 46
Director              1 year with election
Secretary of Fund     held annually         CPA and Partner with    Not a
                                            Fishbein & Co.          director for
                      She has been a Director                       any other
                      since 1996                                    public
                                                                    companies


Scott Satell
Age 42
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 1996                                    public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 45
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 1996              & Lee                 public
                                                                    companies

Mark Mulholland
Age 46
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 1996              President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Operations Officer of Matthew 25 Management Corp.





Independent Auditor's Report

To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania


We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Abington, Pennsylvania                          /s/ Sanville & Company
February 8, 2006                                Certified Public Accountants






ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                       12/31/2005        12/31/2004

Audit Fees             $ 13,509          $  12,013
Audit-Related Fees     $      0          $       0
Tax Fees               $      0          $       0
All Other Fees         $      0          $       0


Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

a) The registrant's president and chief financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - filed with Form N-CSR on March 10, 2004 is hereby incorporated by reference.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 2/28/06




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 2/28/06